Other operating income/(expense)	6 Months Ended
Jun. 30, 2026
Other operating income/(expense)
Other operating income/(expense)

6Other operating income/(expense)

The analysis of the Group’s other operating income/(expense) for the period is as follows:

	3 months ended June 30,		6 months ended June 30,
	2026	2025	2026	2025
	£ 000	£ 000	£ 000	£ 000
Government grants	1,616	1,197	3,930	2,652
R&D Expenditure Credit (“RDEC”)	5,053	—	9,381	(7,553)
Commercial settlements and other operating expenses	(3,777)	—	(3,777)	6
	2,892	1,197	9,534	(4,895)

6Other operating income/(expense) (continued)

Government grants

Government grants relate to amounts receivable from grant awarding bodies relating to the advancement of vertical take-off and landing electrically powered (“eVTOL”), and hybrid-electrically powered, technologies. These grants are made to fund research and development expenditure and are recognized in profit or loss in the period to which the expense they are intended to fund relates.